Contingent liabilities and other contractual obligations (Details) $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK	Dec. 31, 2016 DKK
contractual obligations
Other investments	$ 1.5	DKK 9,312,000	DKK 0
Equity method of investment for clinical development | $	$ 3.5
With in 1 year
contractual obligations
Total contractual obligations		76,600	39,849,000
Later than one year but not later than two years
contractual obligations
Total contractual obligations		52,600	37,335,000
Later than two year but not later than three years
contractual obligations
Total contractual obligations		DKK 24,000	DKK 2,514,000